Financial risk management - Currency Appreciation/Depreciation Effects on Net Monetary Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (587,462)	$ (562,029)
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(600,680)	(521,836)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(282,129)	(226,404)
Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(260,372)	(204,446)
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(444,617)	(479,100)
Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(480,501)	(461,966)
Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	23,603	19,350
Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	24,512	20,451
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	115,681	124,125
US Dollar | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	115,681	124,125
Currency risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(71,636)	(64,597)
Currency risk | Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(26,037)	(20,445)
Currency risk | Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(48,050)	(46,197)
Currency risk | Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2,451	$ 2,045